Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of share based compensation [Line Items]
Total share based compensation		$ 4,806	$ 9,962	$ 14,918	$ 22,143
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	729	711	1,429	1,290
RSUs [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	1,014	1,098	1,961	1,944
PSUs [member]
Disclosure of share based compensation [Line Items]
Performance share units		$ 3,063	$ 8,153	$ 11,528	$ 18,909

[1]	Equity settled share based compensation is a non-cash expense.